UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riverside Advisors, LLC
Address:  3280 Peachtree Road, NE  Suite 2670
          Atlanta, Georgia  30305

Form 13F File Number:  28-10856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Simmons
Title:    Chief Compliance Officer
Phone:    (404) 949-3101

Signature, Place, and Date of Signing:

      /s/ Brian Simmons              Atlanta, Georgia            July 26, 2012
      -----------------              ----------------            -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           38
                                         -----------

Form 13F Information Table Value Total:  $   126,685
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
Advance Auto Parts Inc                   COM      00751Y106       1,685      24,700 SH       SOLE                 24,700
Aflac Inc                                COM      001055102       3,607      84,700 SH       SOLE                 84,700
AMTRUST FINANCIAL SERVICES INC           COM      032359309       3,919     131,900 SH       SOLE                131,900
APPLE COMPUTER INC                       COM      037833100       2,651       4,540 SH       SOLE                  4,540
BANK OF AMERICA CORPORATION              COM      060505104       3,942     481,900 SH       SOLE                481,900
BAXTER INTL INC                          COM      071813109       3,973      74,750 SH       SOLE                 74,750
CASH AMER INTL INC                       COM      14754D100       3,303      75,000 SH       SOLE                 75,000
CATERPILLAR INC DEL                      COM      149123101       3,361      39,580 SH       SOLE                 39,580
CELGENE CORP                             COM      151020104       2,720      42,400 SH       SOLE                 42,400
CHEVRON CORP NEW                         COM      166764100       3,998      37,900 SH       SOLE                 37,900
CHINA MEDIAEXPRESS HOLDINGS              COM      169442100           1       7,145 SH       SOLE                  7,145
CMS ENERGY CORP                          COM      125896100       3,567     151,800 SH       SOLE                151,800
COMCAST CORP NEW                         COM      20030N200       4,688     149,300 SH       SOLE                149,300
CVS CAREMARK CORPORATION                 COM      126650100       3,421      73,200 SH       SOLE                 73,200
DARDEN RESTAURANTS INC                   COM      237194105       3,175      62,700 SH       SOLE                 62,700
EXPRESS SCRIPT INC                       COM      30219G108       3,876      69,430 SH       SOLE                 69,430
FAMILY DOLLAR STORES                     COM      307000109       3,836      57,700 SH       SOLE                 57,700
GILEAD SCIENCES INC                      COM      375558103       2,959      57,700 SH       SOLE                 57,700
GOOGLE INC-CL A                          COM      38259P508       4,049       6,980 SH       SOLE                  6,980
INTEL CORP                               COM      458140100       2,961     111,100 SH       SOLE                111,100
JABIL CIRCUIT INC                        COM      466313103       3,478     171,100 SH       SOLE                171,100
Jos. A. Bank Clothiers, Inc.             COM      480838101       2,590      61,000 SH       SOLE                 61,000
LOCKHEED MARTIN CORP                     COM      539830109       3,170      36,400 SH       SOLE                 36,400
LUKOIL - SPON ADR                        COM      677862104       3,163      56,730 SH       SOLE                 56,730
MASTERCARD INC CLASS A                   COM      57636Q104       3,923       9,120 SH       SOLE                  9,120
MCKESSON CORP                            COM      58155Q103       3,544      37,800 SH       SOLE                 37,800
Microsoft Corporation                    COM      594918104       4,555     148,900 SH       SOLE                148,900
NETEASE.COM ADR                          COM      64110W102       5,397      91,700 SH       SOLE                 91,700
PHILLIPS 66                              COM      718546104         951      28,615 SH       SOLE                 28,615
PVH CORP                                 COM      693656100       3,536      45,450 SH       SOLE                 45,450
SENSIENT TECHNOLOGIES CORP               COM      81725T100       3,320      90,400 SH       SOLE                 90,400
STEPAN CO                                COM      858586100       1,356      14,400 SH       SOLE                 14,400
SYNNEX CORP                              COM      87162W100       2,663      77,200 SH       SOLE                 77,200
Time Warner Inc.                         COM      887317303       2,953      76,700 SH       SOLE                 76,700
UNION PAC CORP                           COM      907818108       4,092      34,300 SH       SOLE                 34,300
VIACOM INC NEW                           COM      92553P201       4,335      92,200 SH       SOLE                 92,200
WAL MART STORES INC                      COM      931142103       4,385      62,900 SH       SOLE                 62,900
WellPoint Inc.                           COM      94973V107       3,582      56,160 SH       SOLE                 56,160